UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Asset Management, Inc.
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver          Westport, Connecticut         May 13, 2008

Report Type  (Check only one):
[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total (x$1,000): $ 1,385,403

List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
                                    31-Mar-08

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----  ------  ----
AAR Corp.                            COM        000361105      52565   1927581     SH        Defined    1            1846081   81500
Airgas, Inc.                         COM        009363102       1837     40400     SH        Defined                   40400
Amphenol Corp.                       COM        032095101        298      8000     SH        Defined                            8000
Arbitron, Inc.                       COM        03875Q108       5926    137300     SH        Defined                  137300
Arthur J. Gallagher & Company        COM        363576109      12911    546600     SH        Defined                  496600   50000
Baldor Electric Company              COM        057741100      14660    523575     SH        Defined    1             519575    4000
Bank of Florida Corp.                COM        062128103        854     85000     SH        Defined                   85000
BankUnited Financial Corp. - C       COM        06652B103      19609   3914052     SH        Defined    1            3807052  107000
Banner Corporation                   COM        06652V109       8085    350910     SH        Defined                  350910
Berry Petroleum Co.                  COM        085789105       5356    115200     SH        Defined    1             115200
Big Lots, Inc.                       COM        089302103      96062   4307697     SH        Defined    1            4147572  160125
Brown & Brown, Inc.                  COM        115236101      11733    675100     SH        Defined                  615100   60000
C&D Technologies, Inc.               COM        124661109        151     30000     SH        Defined                   30000
CVS/Caremark Corp.                   COM        126650100        406     10020     SH        Defined                           10020
Charles River Laboratories Int       COM        159864107      12696    215402     SH        Defined                  215402
Checkpoint Systems, Inc.             COM        162825103      89807   3344784     SH        Defined    1            3196084  148700
Columbia Banking System, Inc.        COM        197236102       3558    158980     SH        Defined                  158980
Comstock Resources, Inc.             COM        205768203      40860   1013889     SH        Defined    1            1013889
Con-way Inc.                         COM        205944101       2840     57400     SH        Defined                   57400
ConocoPhillips                       COM        20825C104       7621    100000     SH        Defined                  100000
Corinthian Colleges, Inc.            COM        218868107      10669   1475607     SH        Defined    1            1475607
Cox Radio, Inc. - Class A            COM        224051102       7181    604500     SH        Defined                  601500    3000
Darden Restaurants, Inc.             COM        237194105       8886    273000     SH        Defined    1             273000
DeVry, Inc.                          COM        251893103     123576   2953543     SH        Defined                 2829543  124000
Del Monte Foods Company              COM        24522P103       1611    169000     SH        Defined                  169000
Devon Energy Corp.                   COM        25179M103      29430    282086     SH        Defined                  266602   15484
Downey Financial Corp.               COM        261018105      17449    949347     SH        Defined    1             902990   46357
EMS Technologies, Inc.               COM        26873N108      13262    488654     SH        Defined                  488654
Energy Partners Ltd                  COM        29270U105        662     69875     SH        Defined                   69875
Fairchild Semiconductor Corp.        COM        303726103       2903    243500     SH        Defined                  243500
Forest Oil Corp.                     COM        346091705       2722     55588     SH        Defined                   53704    1884
Gaylord Entertainment Company        COM        367905106       3654    120632     SH        Defined                  120632
General Communication, Inc. -        COM        369385109      10279   1674030     SH        Defined                 1579930   94100
Haynes International, Inc.           COM        420877201       7103    129424     SH        Defined    1             129424
Helmerich & Payne, Inc.              COM        423452101       8437    180000     SH        Defined                  180000
Hilb, Rogal & Hobbs Company          COM        431294107      61427   1951935     SH        Defined    1            1884735   67200
IMS Health, Inc.                     COM        449934108       2034     96826     SH        Defined                   93670    3156
ITT Educational Services, Inc.       COM        45068B109      44600    971043     SH        Defined    1             921943   49100
Jack Henry & Associates, Inc.        COM        426281101       9868    400000     SH        Defined                  400000
John Wiley & Sons, Inc.              COM        968223206       2981     75100     SH        Defined                   75100
KBR, Inc.                            COM        48242W106      18574    669800     SH        Defined    1             669800
Kinetic Concepts, Inc.               COM        49460W208      23725    513190     SH        Defined    1             510190    3000
Lincare Holdings, Inc.               COM        532791100       2760     98200     SH        Defined                   73200   25000
Lydall, Inc.                         COM        550819106       2841    248100     SH        Defined                  248100
Nat.West.Life Ins.                   COM        638522102      44020    203055     SH        Defined                  203055
North Valley Bancorp                 COM        66304M105       4443    373388     SH        Defined                  304088   69300
Nymex Holdings, Inc.                 COM        62948N104        906     10000     SH        Defined                   10000
Orient Express Hotels Ltd. - C       COM        G67743107      31856    738100     SH        Defined                  716900   21200
Owens & Minor, Inc.                  COM        690732102      39792   1011500     SH        Defined                  932900   78600
Parametric Technology Corp.          COM        699173209      22925   1434615     SH        Defined                 1431015    3600
People's United Financial, Inc       COM        712704105       5697    329123     SH        Defined                  207923  121200
Perkin Elmer, Inc.                   COM        714046109       2166     89300     SH        Defined                   89300
Perot Systems Corp. - Class A        COM        714265105      13356    888014     SH        Defined                  838014   50000
Plains Exploration & Productio       COM        726505100      69455   1307019     SH        Defined    1            1254791   52228
Praxair, Inc.                        COM        74005P104        337      4000     SH        Defined                            4000
Precision Castparts Corp.            COM        740189105        408      4000     SH        Defined                            4000
Preferred Bank, Los Angeles          COM        740367107        175     10500     SH        Defined                   10500
Pres.Realty B                        COM        741004204        431     86200     SH        Defined                   86200
Prosperity Bancshares, Inc.          COM        743606105      10936    381563     SH        Defined                  335376   46187
QLogic Corp.                         COM        747277101        691     45000     SH        Defined    1              45000
Rogers Corp.                         COM        775133101      38926   1165101     SH        Defined    1            1095101   70000
Ross Stores, Inc.                    COM        778296103      22460    749666     SH        Defined                  749666
Ruby Tuesday, Inc.                   COM        781182100      11191   1492200     SH        Defined                 1427200   65000
Saks, Inc.                           COM        79377w108      25974   2082950     SH        Defined    1            1982950  100000
Southwestern Energy Company          COM        845467109      17418    517000     SH        Defined                  517000
Sterling Financial Corp.             COM        859319105       3996    255965     SH        Defined    1             255965
Stone Energy Corp.                   COM        861642106      12340    235907     SH        Defined                  171907   64000
SunTrust Banks, Inc.                 COM        867914103        622     11285     SH        Defined                   11285
Synopsys, Inc.                       COM        871607107      23287   1025392     SH        Defined    1            1021392    4000
TJX Companies                        COM        872540109      15599    471700     SH        Defined                  471700
Texas Instruments, Inc.              COM        882508104        487     17220     SH        Defined                   13184    4036
The South Financial Group, Inc       COM        837841105      25630   1724794     SH        Defined                 1635794   89000
Thermo Fisher Scientific Inc.        COM        883556102      13664    240400     SH        Defined                  202000   38400
Timberland Bancorp.                  COM        887098101       1487    127600     SH        Defined                  127600
UTI Worldwide, Inc.                  COM        G87210103      17417    867359     SH        Defined    1             867359
United Rentals, Inc.                 COM        911363109      16692    885965     SH        Defined    1             835765   50200
Universal Health Services, Inc       COM        913903100      64570   1202653     SH        Defined                 1149653   53000
Vishay Intertechnology, Inc.         COM        928298108       3394    374600     SH        Defined                  324600   50000
W-H Energy Services, Inc.            COM        92925E108      12675    184100     SH        Defined    1             184100
Webster Financial Corp.              COM        947890109       2759     98988     SH        Defined                   97888    1100
Young Broadcasting, Inc.             COM        987434107        762   1003100     SH        Defined                 1003100
First National Bancshares, Inc                  32111B203       1990    100000     SH        Defined                  100000